Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Summary of Components Comprising Basic and Diluted Earnings Per Share

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	In Thousands (except share data)
	2013	2012	2011
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$15,869	12,148	10,050

Denominator - Weighted average number of common shares outstanding	7,472,373	7,360,485	7,280,907

Basic earnings per common share	$2.12	1.65	1.38

Diluted EPS Computation:
Numerator - Earnings available to common stockholders	$15,869	$12,148	10,050

Denominator:
Weighted average number of common shares outstanding	7,472,373	7,360,485	7,280,907
Dilutive effect of stock options	4,798	5,163	7,215

	7,477,171	7,365,648	7,288,122

Diluted earnings per common share	$2.12	1.65	1.38